Common Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Common Shareholders' Equity [Abstract]
Disclosure of comprenhensive income and expense [Text Block]
Comprehensive income and expenses are detailed as follows:

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh $	ThCh $	ThCh $
Gains (losses) on cash flow hedges (1)	63,008	(16,196)	46,812
Gains (losses) on exchange differences on translation (1)	37,990,079	-	37,990,079
Reserve of Actuarial gains and losses on defined benefit plans	(1,263,781)	339,533	(924,248)
Total comprehensive income As of December 31, 2018	36,789,306	323,337	37,112,643

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh $	ThCh $	ThCh $
Gains (losses) on cash flow hedges (1)	(5,661)	728	(4,933)
Gains (losses) on exchange differences on translation (1)	(34,786,480)	-	(34,786,480)
Reserve of Actuarial gains and losses on defined benefit plans	19,669	(47,228)	(27,559)
Total comprehensive income As of December 31, 2017	(34,772,472)	(46,500)	(34,818,972)

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh $	ThCh $	ThCh $
Cash flow hedge (1)	84,962	(20,648)	64,314
Conversion differences of subsidiaries abroad	(27,280,176)	-	(27,280,176)
Reserve of Actuarial gains and losses on defined benefit plans	(2,355,384)	659,198	(1,696,186)
Total comprehensive income As of December 31, 2016	(29,550,598)	638,550	(28,912,048)

(1)	These concepts will be reclassified to the Statement of Income when it’s settled .

Disclosure of changes in comprenhensive income and expense [Text Block]
The movement of comprehensive income and expense is detailed as follows:

a)	As of December 31, 2018 :

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves
	ThCh $	ThCh $	ThCh $	ThCh $
Conversion of joint ventures and foreign subsidiaries	(55,755,054)	63,008	(1,263,781)	(56,955,827)
Deferred taxes	-	(16,196)	339,533	323,337
Inflation adjustment of subsidiaries in Argentina	93,745,133	-	-	93,745,133
Total changes in equity	37,990,079	46,812	(924,248)	37,112,643
Equity holders of the parent	35,487,433	51,944	(882,063)	34,657,314
Non-controlling interests	2,502,646	(5,132)	(42,185)	2,455,329
Total changes in equity	37,990,079	46,812	(924,248)	37,112,643

b)	As of December 31, 2017 :

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves
	ThCh $	ThCh $	ThCh $	ThCh $
Conversion of joint ventures and foreign subsidiaries	(34,786,480)	(5,661)	19,669	(34,772,472)
Deferred taxes	-	728	(47,228)	(46,500)
Total changes in equity	(34,786,480)	(4,933)	(27,559)	(34,818,972)
Equity holders of the parent	(32,982,829)	(10,837)	(32,794)	(33,026,460)
Non-controlling interests	(1,803,651)	5,904	5,235	(1,792,512)
Total changes in equity	(34,786,480)	(4,933)	(27,559)	(34,818,972)

c)	As of December 31, 2016:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves
	ThCh $	ThCh $	ThCh $	ThCh $
Conversion of joint ventures and foreign subsidiaries	(27,280,176)	(399,559)	(2,355,384)	(30,035,119)
Deferred taxes	-	89,983	659,198	749,181
Reclassification to the result by function	-	484,521	-	484,521
Reclassification of deferred taxes related to other reserves	-	(110,631)	-	(110,631)
Total changes in equity	(27,280,176)	64,314	(1,696,186)	(28,912,048)
Equity holders of the parent	(25,123,546)	41,607	(1,623,299)	(26,705,238)
Non-controlling interests	(2,156,630)	22,707	(72,887)	(2,206,810)
Total changes in equity	(27,280,176)	64,314	(1,696,186)	(28,912,048)

Disclosure of basic and diluted earnings loss per share [Text Block]
The information used for the calculation of the income as per each basic and diluted share is as follows:

Income per share	For the years ended as of December 31,
	2018	2017	2016
Equity holders of the controlling company (ThCh$)	306,890,792	129,607,353	118,457,488
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic income per share (in Chilean pesos)	830.55	350.76	320.59
Equity holders of the controlling company (ThCh$)	306,890,792	129,607,353	118,457,488
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted income per share (in Chilean pesos)	830.55	350.76	320.59

Disclosure of dividends recognised as distributions to owners [Text Block]
As of
December 31, 2018, 2017 and 2016
, the Company has distributed the following dividends:

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ( Ch$ )	Related to FY
250	01-06-2017	Interim	66.0000	2015
251	04-26-2017	Final	97.47388	2015
252	01-05-2018	Interim	66.0000	2016
253	04-26-2018	Final	110.32236	2016
254	01-05-2018	Interim	70.0000	2017
255	04-26-2018	Final	108.88833	2017
256	01-04-2019	Interim	140.0000	2018